Related Party Transactions - Disclosure of Transactions between Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Red Bridge Group Limited
Disclosure of transactions between related parties [line items]
Details of Transaction	President fees	President fees
Related party liabilities	$ 648	$ 648
Related party assets
550 County Avenue
Disclosure of transactions between related parties [line items]
Details of Transaction	Rent/Deposit	Rent/Deposit
Related party liabilities	$ 156	$ 499
Related party assets		$ 135
NextGen Films Private Limited
Disclosure of transactions between related parties [line items]
Details of Transaction	Purchase/Sale	Purchase/Sale
Related party liabilities
Related party assets		$ 41,470
Everest Entertainment LLP
Disclosure of transactions between related parties [line items]
Details of Transaction	Purchase/Sale	Purchase/Sale
Related party liabilities	$ 557	$ 574
Related party assets
Beech Investments Limited
Disclosure of transactions between related parties [line items]
Details of Transaction	Advance	Advance
Related party liabilities	$ 592	$ 500
Related party assets
Lulla Family #1
Disclosure of transactions between related parties [line items]
Details of Transaction	Rent/Deposit	Rent/Deposit
Related party liabilities	$ 487	$ 243
Related party assets	$ 356	$ 841
Lulla Family #2
Disclosure of transactions between related parties [line items]
Details of Transaction	Salary	Salary
Related party liabilities	$ 4,155	$ 3,279
Related party assets
Lula Family #3
Disclosure of transactions between related parties [line items]
Details of Transaction	Advance	Advance
Related party liabilities		$ 6,150
Related party assets
Lulla Family #4
Disclosure of transactions between related parties [line items]
Details of Transaction	Advance	Advance
Related party liabilities	$ 500	$ 500
Related party assets
Xfinite Global Plc
Disclosure of transactions between related parties [line items]
Details of Transaction	Sale	Sale
Related party liabilities	$ 3,812	$ 6,500
Related party assets